United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/08

Date of Reporting Period:  Quarter ended 9/30/08

Item 1.                      Schedule of Investments

Federated Inflation-Protected Securities Core Fund

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount or Shares	Value

		U.S. TREASURY--98.1%
		Treasury Securities--98.1%
$1,690,352		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2027	$1,629,077
2,160,547		U.S. Treasury Inflation-Protected Bond, 3.875%, 4/15/2029	2,572,401
332,403		U.S. Treasury Inflation-Protected Note, 2.375%, 4/15/2011	335,987
2,450,250		U.S. Treasury Inflation-Protected Note, 2.500%, 7/15/2016	2,502,796
228,755		U.S. Treasury Inflation-Protected Note, 4.250%, 1/15/2010	235,376
113,986		U.S. Treasury Inflation-Protected Note, 3.875%, 1/15/2009	113,630
495,428		U.S. Treasury Inflation-Protected Note, 3.375%, 1/15/2012	519,290
1,797,262		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	1,792,278
1,811,678		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2016	1,786,480
1,154,758		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	1,091,697
939,983		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	937,057
667,512		U.S. Treasury Inflation-Protected Note, 0.875%, 4/15/2010	655,517
1,679,045		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2015	1,653,072
1,448,442		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,489,406
		TOTAL U.S. TREASURY (IDENTIFIED COST $18,223,973)	17,314,064
		MUTUAL FUND--2.0%
353,358	[1,2]	Government Obligations Fund, Institutional Shares, 1.91% (AT NET ASSET VALUE)	353,358
		TOTAL INVESTMENTS –100.1% (IDENTIFIED COST $18,577,331)[3]	17,667,422
		OTHER ASSETS AND LIABILITIES –NET –(0.1)%[4]	(24,628)
		TOTAL NET ASSETS –100%	$17,642,794

At September 30, 2008, the Fund had the following outstanding futures contract:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
5U.S. Treasury Bond Short Futures	1	$117,172	December 2008	$ (324)

Unrealized Depreciation on the Futures Contract is included in “Other Assets and Liabilities – Net”.

1	Affiliated company.
2	7-Day net yield.
3
At September 30, 2008, the cost of investments for federal tax purposes was $18,577,331. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $909,909. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,433 and net unrealized depreciation from investments for those securities having an excess of cost over value of $912,342.

4	Assets, other than investments in securities, less liabilities.
5	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 353,358	$ (324)
Level 2 – Other Significant Observable Inputs	17,314,064	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$17,667,422	$ (324)

*Other financial instruments include a futures contract.

Federated Mortgage Core Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount or Shares	Value

		ADJUSTABLE RATE MORTGAGES--9.8%
		Federal Home Loan Mortgage Corporation--2.9%
$19,202,616		ARM, 4.468%, 4/1/2038	$18,662,465
6,604,199		ARM, 4.640%, 5/1/2038	6,463,377
6,980,849		ARM, 5.721%, 1/1/2037	7,052,061
17,532,346		ARM, 5.772%, 5/1/2037	17,696,799
12,167,199		ARM, 5.879%, 2/1/2037	12,211,913
		TOTAL	62,086,615
		Federal National Mortgage Association--6.9%
9,100,758		ARM, 3.850%, 7/1/2034	9,041,416
19,107,728		ARM, 4.660%, 8/1/2034 - 8/1/2035	18,844,079
18,190,478		ARM, 4.790%, 6/1/2038	17,637,287
7,375,029		ARM, 4.860%, 6/1/2038	7,181,302
10,353,132		ARM, 5.070%, 7/1/2038	10,133,231
1,426,070		ARM, 5.260%, 1/1/2037	1,451,323
21,190,984		ARM, 5.540%, 8/1/2036 - 2/1/2047	21,422,851
19,194,473		ARM, 5.620%, 4/1/2036 - 2/1/2037	19,358,058
14,135,120		ARM, 5.700%, 2/1/2037	14,311,484
9,599,842		ARM, 5.730%, 3/1/2036	9,751,615
8,058,889		ARM, 5.900%, 10/1/2036	8,186,147
9,988,630		ARM, 5.970%, 7/1/2036	10,101,292
		TOTAL	147,420,085
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $211,196,134)	209,506,700
		COLLATERALIZED MORTGAGE OBLIGATIONS--15.7%
		Federal Home Loan Mortgage Corporation--4.9%
19,845,191		REMIC 3144 FB, 2.838%, 4/15/2036	19,249,025
15,408,855		REMIC 3160 FD, 2.818%, 5/15/2036	14,992,557
10,792,248		REMIC 3175 FE, 2.798%, 6/15/2036	10,493,599
27,931,936		REMIC 3179 FP, 2.868%, 7/15/2036	27,332,897
4,459,619		REMIC 3206 FE, 2.888%, 8/15/2036	4,340,478
17,203,187		REMIC 3260 PF, 2.788%, 1/15/2037	16,602,094
12,012,923		REMIC 3296 YF, 2.888%, 3/15/2037	11,375,231
		TOTAL	104,385,881
		Federal National Mortgage Association--3.9%
2,874,226		REMIC 2005-63 FC, 3.457%, 10/25/2031	2,778,339
15,046,436		REMIC 2006-104 FY, 3.547%, 11/25/2036	14,586,280
19,550,709		REMIC 2006-115 EF, 3.567%, 12/25/2036	18,945,906
4,195,277		REMIC 2006-43 FL, 3.607%, 6/25/2036	4,087,605
10,571,658		REMIC 2006-58 FP, 3.507%, 7/25/2036	10,309,017
18,294,969		REMIC 2006-81 FB, 3.557%, 9/25/2036	17,864,858
16,145,667		REMIC 2006-85 PF, 3.587%, 9/25/2036	15,761,728
		TOTAL	84,333,733
		Non-Agency Mortgage—6.9%
13,702,584		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	11,682,690
14,280,357		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	12,289,124
14,752,083		Citicorp Mortgage Securities, Inc. 2007-4, Class 2A1, 5.500%, 5/25/2022	12,953,732
7,149,802		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	6,456,958
15,022,539		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	13,376,725
13,830,934		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	11,942,821
13,170,952		Countrywide Home Loans 2007-18, Class 2A1, 6.500%, 11/25/2037	11,398,377
9,186,108		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	8,341,859
13,647,310		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	11,810,627
13,642,407		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	11,533,535
15,613,248		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	13,311,704
6,679,273		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.236%, 8/25/2035	5,397,018
14,460,834		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	12,770,305
6,366,596		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A2, 5.250%, 12/25/2033	5,550,581
		TOTAL	148,816,056
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $363,174,022)	337,535,670
		MORTGAGE-BACKED SECURITIES--80.3%
		Federal Home Loan Mortgage Corporation--46.1%
46,387,184		4.500%, 6/1/2019 - 9/1/2021	45,373,415
227,594,286		5.000%, 7/1/2019 - 6/1/2036	223,110,809
280,590,398		5.500%, 3/1/2021 - 9/1/2038	280,018,770
355,253,781		6.000%, 5/1/2014 - 10/1/2038	360,030,041
74,225,900		6.500%, 7/1/2014 - 9/1/2038	76,228,504
5,429,589		7.000%, 12/1/2011 - 9/1/2037	5,672,174
853,555		7.500%, 12/1/2022 - 7/1/2031	914,837
725,685		8.000%, 11/1/2009 - 3/1/2031	777,532
17,856		8.500%, 9/1/2025	19,368
38,655		9.000%, 5/1/2017	41,818
1,767		9.500%, 4/1/2021	1,993
		TOTAL	992,189,261
		Federal National Mortgage Association--33.3%
8,991,761		4.500%, 12/1/2019	8,833,161
63,807,951		5.000%, 7/1/2034 - 2/1/2036	62,205,328
286,910,291		5.500%, 2/1/2009 - 7/1/2038	286,325,392
231,390,606	[1]	6.000%, 12/1/2013 - 11/1/2038	234,354,927
96,651,317	[1]	6.500%, 2/1/2009 - 10/1/2038	99,254,239
23,129,575		7.000%, 7/1/2010 - 6/1/2037	24,219,109
1,090,674		7.500%, 6/1/2011 - 6/1/2033	1,157,031
391,305		8.000%, 7/1/2023 - 3/1/2031	418,774
17,197		9.000%, 11/1/2021 - 6/1/2025	18,753
		TOTAL	716,786,714
		Government National Mortgage Association--0.9%
13,501,077		6.000%, 10/15/2028 - 6/15/2037	13,721,125
1,680,052		6.500%, 10/15/2028 - 2/15/2032	1,760,335
1,529,531		7.000%, 11/15/2027 - 2/15/2032	1,606,416
582,727		7.500%, 4/15/2029 - 1/15/2031	621,012
839,306		8.000%, 2/15/2010 - 11/15/2030	908,479
131,415		8.500%, 3/15/2022 - 11/15/2030	144,536
2,097		9.500%, 10/15/2020	2,390
238,006		12.000%, 4/15/2015 - 6/15/2015	275,805
		TOTAL	19,040,098
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,699,634,387)	1,728,016,073
		MUTUAL FUND--2.9%
63,213,753	2.3	Government Obligations Fund, Institutional Shares, 1.91% (AT NET ASSET VALUE)	63,213,753

		REPURCHASE AGREEMENT--0.7%
14,888,000	[4]	Interest in $59,010,000 joint repurchase agreement 2.28%, dated 9/11/2008 under which Morgan Stanley and Co., Inc. will repurchase securities provided as collateral for $59,133,331 on 10/14/2008. These securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $60,535,331 (segregated pending settlement of dollar-roll transactions). (AT COST)	14,888,000
		TOTAL INVESTMENTS---109.4% (IDENTIFIED COST $2,352,106,296)[5]	2,353,160,196
		OTHER ASSETS AND LIABILITIES---NET---(9.4)%[6]	(202,161,004)
		TOTAL NET ASSETS---100%	$2,150,999,192

1	All or a portion of these securities may be subject to dollar-roll transactions.
2	Affiliated company.
3	7-Day net yield.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
5
At September 30, 2008, the cost of investments for federal tax purposes was $2,352,106,296.  The net unrealized appreciation of investments for federal tax purposes was $1,053,900.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,960,632 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,906,732.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$63,213,753
Level 2 – Other Significant Observable Inputs	2,289,946,443
Level 3 – Significant Unobservable Inputs	--
Total	$2,353,160,196

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
REMIC	--Real Estate Mortgage Investment Conduit

High Yield Bond Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS—94.4%
		Aerospace / Defense--3.6%
$3,400,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$3,196,000
2,825,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	2,867,375
2,250,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	2,025,000
1,375,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, Series WI, 8.875%, 4/1/2015	1,251,250
2,625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,441,250
4,575,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	4,277,625
2,275,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	2,070,250
2,225,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	2,058,125
3,800,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	3,211,000
1,705,687	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	1,441,306
3,700,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	3,496,500
2,800,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	2,506,000
2,250,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	1,856,250
		TOTAL	32,697,931
		Automotive--3.2%
3,025,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	1,920,875
3,950,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	1,718,250
3,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 5.538%, 1/13/2012	2,352,661
7,250,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	4,618,011
3,400,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	2,348,917
5,200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	3,292,084
12,950,000		General Motors Corp., Deb., 7.40%, 9/1/2025	4,726,750
3,150,000		General Motors Corp., Note, 8.375%, 7/15/2033	1,275,750
2,675,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	2,140,000
5,025,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,195,875
		TOTAL	28,589,173
		Building Materials--0.7%
1,500,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,357,500
925,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	402,375
2,475,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	1,423,125
2,000,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	1,210,000
1,725,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	1,492,125
		TOTAL	5,885,125
		Chemicals--3.6%
1,075,000	[1,2]	Airgas, Inc., 7.125%, 10/1/2018	1,050,812
4,450,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	3,582,250
2,410,000		Compass Minerals International, Inc., Sr. Disc. Note, 12.00%, 6/1/2013	2,548,575
3,675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	2,921,625
2,450,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	2,419,375
2,025,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	1,822,500
1,969,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	2,037,915
3,250,000	[1,2]	Mosaic Co./The, Sr. Note, 7.875%, 12/1/2016	3,323,612
1,400,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	1,249,500
950,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	935,750
3,925,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	3,934,812
2,500,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	1,187,500
3,475,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	3,318,625
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	830,737
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,074,080
		TOTAL	32,237,668
		Construction Machinery--0.5%
5,600,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	4,270,000
		Consumer Products--4.2%
4,450,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	4,427,750
957,183		AAC Group Holding Corp., Sr. PIK Deb., 14.75%, 10/1/2012	914,110
2,406,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	2,412,015
1,800,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	1,710,000
5,525,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	4,627,187
3,850,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	3,503,500
5,875,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	5,419,687
4,125,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	3,258,750
3,200,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	1,808,000
10,375,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	9,570,937
		TOTAL	37,651,936
		Energy--5.4%
3,800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,401,000
1,300,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,118,000
8,525,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	7,821,687
1,325,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,288,562
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,584,000
2,550,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	2,435,250
3,900,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	3,724,500
1,975,000	[1,2]	Forest Oil Corp., 7.25%, 6/15/2019	1,698,500
2,900,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,494,000
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,173,625
700,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	595,000
4,100,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	3,423,500
2,800,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,505,342
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,050,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,780,000
2,500,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,312,500
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,495,000
850,000		Range Resources Corp., Sr. Sub. Note, 7.25%, 5/1/2018	807,500
1,150,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,115,500
2,375,000	[1,2]	Sandridge Energy, Inc., 8.00%, 6/1/2018	2,054,375
1,950,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	1,901,250
		TOTAL	48,779,091
		Entertainment--1.3%
1,750,000		AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	1,513,750
4,750,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	4,589,687
2,475,000	[1,2,3]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.3825%, 4/1/2012	1,500,469
4,400,000		Universal City Florida Holding Co., Floating Rate Note, 7.551%, 5/1/2010	4,158,000
		TOTAL	11,761,906
		Environmental--1.0%
2,375,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	2,226,562
1,475,000		Allied Waste North America, Inc., Sr. Note, 7.25%, 3/15/2015	1,419,687
3,850,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	3,599,750
1,500,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,552,500
		TOTAL	8,798,499
		Financial Institutions--2.6%
4,200,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	3,234,000
14,000,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	6,256,208
4,425,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	1,669,858
6,025,000		General Motors Acceptance Corp., Note, 7.00%, 2/1/2012	2,458,610
1,225,000	[1,2]	Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	1,200,500
6,400,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	4,960,000
4,300,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	3,461,500
		TOTAL	23,240,676
		Food & Beverage--5.5%
5,400,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	4,833,000
4,625,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	4,370,625
2,250,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.301%, 2/1/2015	1,980,000
4,125,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,980,625
2,175,000		Constellation Brands, Inc., 8.375%, 12/15/2014	2,164,125
2,050,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	1,896,250
775,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	716,875
5,625,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	4,921,875
3,650,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	3,303,250
2,775,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	1,873,125
4,225,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	4,119,375
2,575,000	[1,3]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	218,875
5,000,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	2,375,000
2,625,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	2,152,500
4,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,020,000
5,975,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	4,630,625
4,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,555,000
		TOTAL	50,111,125
		Gaming--4.8%
4,025,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	1,147,125
3,450,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	3,053,250
3,800,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	3,439,000
3,300,000	[1,3]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	181,500
5,650,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	3,870,250
565,913	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	389,065
3,475,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	2,345,625
10,200,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	7,420,500
1,250,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	918,750
4,000,000		MGM Mirage, Sr. Note, 8.50%, 9/15/2010	3,700,000
1,075,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	884,187
4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	3,584,250
3,250,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	2,925,000
3,975,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	2,881,875
2,275,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	2,104,375
5,225,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	4,480,437
		TOTAL	43,325,189
		Health Care--9.7%
3,975,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	4,183,687
4,400,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	3,894,000
2,425,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	2,309,812
3,550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,319,250
600,000		Biomet, Inc., Sr. Note, Series WI, 10.375%, 10/15/2017	597,000
6,750,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	6,817,500
3,500,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,712,500
1,975,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	1,901,883
4,100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,931,500
9,750,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	9,286,875
7,800,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	7,605,000
4,425,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,447,125
5,075,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,542,125
4,400,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	3,762,000
1,775,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 6.303%, 6/1/2015	1,570,875
2,075,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,945,312
6,175,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	5,434,000
1,275,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	1,109,250
4,125,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	4,001,250
1,525,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,448,750
4,850,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	4,680,250
2,275,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	2,269,312
1,775,000		Ventas Realty LP, Sr. Note, 9.00%, 5/1/2012	1,859,312
5,175,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	4,217,625
		TOTAL	86,846,193
		Industrial - Other--5.6%
4,800,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	4,500,000
1,950,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,618,500
4,200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	3,297,000
4,600,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	4,416,000
2,925,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	2,617,875
700,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	665,000
750,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 6.69375%, 12/15/2013	693,750
1,950,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	1,920,750
5,375,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	4,326,875
1,850,000		General Cable Corp., Floating Rate Note - Sr. Note, 5.16625%, 4/1/2015	1,563,250
3,350,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	3,031,750
2,025,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	2,045,250
4,100,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	4,079,500
4,975,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,427,750
2,025,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	1,609,875
2,900,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	2,903,625
4,250,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	4,016,250
2,900,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,827,500
		TOTAL	50,560,500
		Lodging--1.1%
3,000,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	2,610,000
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	945,875
3,125,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	2,796,875
1,525,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	1,319,125
2,650,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	2,212,750
		TOTAL	9,884,625
		Media - Cable--1.3%
5,650,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	5,113,250
4,200,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	4,137,000
1,225,000	[1,2]	Videotron Ltee, 9.125%, 4/15/2018	1,243,375
1,950,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,725,750
		TOTAL	12,219,375
		Media - Non-Cable--8.4%
3,446,823		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	2,740,224
900,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	670,500
1,450,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	1,283,250
3,935,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	3,905,488
1,925,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	895,125
5,850,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	4,709,250
3,475,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	3,127,500
5,200,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	1,443,000
8,550,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	8,357,625
4,025,000	[1,2]	Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	3,240,125
1,475,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,227,938
1,825,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,519,313
2,100,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	1,911,000
1,350,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	1,123,875
4,850,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	4,777,250
4,850,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	3,443,500
1,500,000		Nexstar Broadcasting Group, Inc., 7.00%, 1/15/2014	1,132,500
2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,376,000
1,375,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,210,000
2,600,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	1,027,000
5,700,000		R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	1,966,500
2,700,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	931,500
4,564,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	2,841,090
4,808,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	4,928,200
7,225,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	4,118,250
5,550,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	4,523,250
4,725,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	2,220,750
5,000,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	2,775,000
2,050,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	1,219,750
		TOTAL	75,644,753
		Metals & Mining--1.0%
1,825,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	1,122,375
2,325,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	1,453,125
5,100,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	5,031,002
2,025,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	1,771,875
		TOTAL	9,378,377
		Packaging--1.6%
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,660,063
4,650,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	3,650,250
5,625,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	5,512,500
1,475,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	1,475,000
520,679	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	24,160
		TOTAL	14,321,973
		Paper--1.2%
6,725,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	6,119,750
4,625,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	4,070,000
600,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	612,000
		TOTAL	10,801,750
		Restaurants--0.9%
2,450,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	2,266,250
4,275,000		NPC International, Inc., 9.50%, 5/1/2014	3,526,875
3,100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 5.319%, 3/15/2014	2,340,500
		TOTAL	8,133,625
		Retailers--3.0%
2,925,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	2,559,375
925,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 4.79063%, 4/15/2013	783,938
4,275,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	3,954,375
3,700,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	3,441,000
4,775,000		General Nutrition Center, Company Guarantee, 7.58438%, 3/15/2014	3,999,063
3,575,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	2,806,375
5,200,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	3,926,000
6,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	3,651,250
2,750,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,980,000
		TOTAL	27,101,376
		Services--1.5%
4,925,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	4,075,438
4,350,000		KAR Holdings, Inc., 10.00%, 5/1/2015	3,371,250
6,475,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	4,694,375
2,025,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,559,250
		TOTAL	13,700,313
		Technology--5.6%
4,625,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	3,445,625
5,025,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	4,497,375
5,750,000	[1,2]	First Data Corp., Company Guarantee, 9.875%, 9/24/2015	4,520,938
4,050,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	2,571,750
4,925,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	3,422,875
4,500,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	2,947,500
3,525,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	3,119,625
3,600,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	3,762,000
5,200,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	4,576,000
1,268,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 8.29125%, 4/1/2012	1,274,340
3,900,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	3,685,500
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,348,500
6,850,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	5,976,625
3,750,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	3,581,250
		TOTAL	50,729,903
		Tobacco--0.4%
3,825,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	3,890,025
		Transportation--1.7%
1,025,000	[3,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
4,775,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	4,607,875
1,900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	1,648,250
5,150,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	4,326,000
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,534,500
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,343,063
2,225,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,174,938
1,050,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	15,634,626
		Utility - Electric--4.8%
950,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	873,422
5,850,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	4,709,250
6,350,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	6,000,750
2,900,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	2,624,500
800,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	726,000
869,124	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	855,281
4,050,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	4,070,250
4,075,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	3,789,750
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,117,813
5,275,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	4,760,688
5,025,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	4,615,814
850,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	817,949
7,300,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	6,624,750
2,175,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	1,973,813
		TOTAL	43,560,030
		Utility - Natural Gas--4.4%
2,200,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,980,000
3,275,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	2,996,625
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,099,571
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,545,148
4,175,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	3,360,875
1,400,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	1,295,000
4,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	4,114,000
3,475,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	3,318,625
725,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	682,019
2,250,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	2,213,757
3,582,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	3,241,710
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,744,438
4,050,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	3,891,843
1,100,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	1,076,325
2,275,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	2,472,775
3,500,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	3,450,265
		TOTAL	39,482,976
		Wireless Communications--3.7%
2,750,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	3,148,750
1,400,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 8.541%, 1/1/2013	1,281,000
1,300,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,293,500
2,750,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	2,646,875
2,950,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	2,485,375
2,540,299	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,140,202
1,475,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	1,467,625
5,425,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	5,099,500
4,875,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	3,219,323
2,750,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	2,631,805
2,250,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	2,255,625
3,575,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,775,387
4,425,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	3,412,365
		TOTAL	33,857,332
		Wireline Communications--2.1%
2,750,000		Citizens Communications Co., 9.00%, 8/15/2031	2,117,500
3,950,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	3,614,250
9,950,000		Qwest Corp., Note, 8.875%, 3/15/2012	9,800,750
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	1,926,167
1,750,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	1,623,125
		TOTAL	19,081,792
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,000,336,037)	852,177,863
		COMMON STOCKS & WARRANTS--0.0%
		Consumer Products--0.0%
1,003	[1,3]	Sleepmaster LLC	10
		Industrial - Other--0.0%
51,210	[3]	Neenah Enterprises, Inc.	102,420
		Media - Cable--0.0%
29,925		Virgin Media, Inc.	236,408
		Media - Non-Cable--0.0%
1,800	[3]	Sirius XM Radio Inc., Warrants	495
		Metals & Mining--0.0%
57,533	[1,3]	Royal Oak Mines, Inc.	892
		Other--0.0%
171	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
5	[1,3]	Pliant Corp.	0
57,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $4,155,309)	340,225
		MUTUAL FUND--3.6%
32,422,892	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.97% (AT NET ASSET VALUE)	32,422,892
		TOTAL INVESTMENTS—98.0% (IDENTIFIED COST $1,036,914,238)[7]	884,940,980
		OTHER ASSETS AND LIABILTIES – NET—2.0%[8]	18,435,793
		TOTAL NET ASSETS—100%	$903,376,773

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $167,029,400, which represented 18.5% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2008, these liquid restricted securities amounted to $166,603,963, which represented 18.4% of total net assets.

	Security	Acquisition Date	Acquisition Cost
	CVC Claims Litigation LLC	3/26/1997 – 5/20/1998	$1,676,091
	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 – 1/3/2008	$2,985,688
	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	6/24/2004 – 2/17/2006	$2,579,250
	Pliant Corp.	7/18/2006	$0
	Royal Oak Mines, Inc.	7/31/1998 -- 2/24/1999	$6,392
	Russell Stanley Holdings, Inc.	11/9/2001	$0
	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 – 5/15/2005	$2,684,423
	Sleepmaster LLC	12/23/2004	$0
3	Non-income producing security.
4	Principal amount and interest were not paid upon final maturity.
5	Affiliated company.
6	7-Day net yield.
7
At September 30, 2008, the cost of investments for federal tax purposes was $1,036,301,230. The net unrealized depreciation of investments for federal tax purposes was $151,360,250. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,482,252 and net unrealized depreciation from investments for those securities having an excess of cost over value of $153,842,502.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 32,762,215
Level 2 – Other Significant Observable Inputs	852,153,703
Level 3 – Significant Unobservable Inputs	25,062
Total	$ 884,940,980

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of January 1, 2008	$2,749,880
Accrued discount	45,063
Realized loss	(227,916)
Change in unrealized depreciation	828,311
Net sales	(3,370,276)
Balance as of September 30, 2008	$25,062

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	November 25, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 20, 2008